Debt - Additional information (Details) - USD ($) $ in Millions					1 Months Ended					12 Months Ended
	Dec. 11, 2019	Dec. 11, 2019	Mar. 10, 2016	Jan. 13, 2016	Oct. 25, 2018	Oct. 24, 2017	May 30, 2017	Aug. 04, 2016	Jan. 22, 2016	Dec. 31, 2019	Jul. 29, 2016	May 22, 2014
Required minimum cash and cash equivalents										$ 21.1
Minimum Net Worth Required										$ 150.0
Debt Instrument, Description of Variable Rate Basis					LIBOR plus 4.50%
Minimum [Member]
Required Minimum Solvency Covenant										30.00%
Cash and Cash Equivalent Percentage										5.00%
Fair market Value Percentage										130.00%
NIBC Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 13.5
Debt Instrument, Description of Variable Rate Basis									LIBOR plus 2.90%.
Debt Instrument Maturity Period									2021
NIBC Bank Facility [Member] | Additional Financing [Member]
Short-term Debt, Refinanced, Amount			$ 25.0
CACIB Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity												$ 39.0
CACIB Bank Facility [Member] | Tranche One [Member]
Debt Instrument, Basis Spread on Variable Rate			2.50%
Long-term Line of Credit			$ 2.3
Proceeds from Lines of Credit			$ 25.0
ABN DVB NIBC Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 213.0
Line Of Credit Facility Maximum Borrowing Capacity Increase Amount								$ 36.6
Short-term Debt, Refinanced, Amount							$ 20.1
ABN DVB NIBC Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis								LIBOR plus 2.75%	LIBOR plus 2.55%
Debt Instrument Maturity Period				2022
Nordea SEB Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 100.0	$ 100.0
Long-term Line of Credit	$ 40.0	$ 40.0
Number of days to provide notice for draw down or repayment of debt		5 days
Nordea SEB Joint Bank Facility [Member] | Minimum [Member]
Cash and Cash Equivalent Percentage										60.00%
Nordea SEB Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis	LIBOR plus 2.4%
Third ABN AMRO Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity											$ 61.5
Debt Instrument Maturity Period						2020
Short-term Debt						$ 15.0
Third ABN AMRO Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis	LIBOR plus 2.4%					LIBOR plus 3.5%
Old Nordea SEB Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 151.0
Old Nordea SEB Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis									LIBOR plus 2.50%